Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0001964738
Registrant Name	Solventum Corporation
Registration File Number	333-289578
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A